Interest expense and finance costs (Tables)	12 Months Ended
Dec. 31, 2014
Interest expense and finance costs [Abstract]
Interest Expense and Finance Costs
	For the year ended
	Dec 31, 2014	Dec 31, 2013	Dec 31, 2012
Interest incurred	7,138,451	5,063,418	3,248,789
Capitalized interest	(3,936,843)	(2,372,199)	(537,322)
Amortization of deferred financing charges	917,675	772,787	254,547
	4,119,283	3,464,006	2,966,014